Subsequent Event (Details) (Subsequent Event [Member], Agricultural Development Bank Of China [Member]) In Millions, unless otherwise specified	1 Months Ended
	Jan. 22, 2015 USD ($)	Jan. 22, 2015 CNY
Actual amount of loan borrowed	$ 1.6	10.0
Annual interest rate	5.60%	5.60%
Maturity date	Jan. 21, 2016	Jan. 21, 2016